Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

11. STOCK-BASED COMPENSATION

2026 Grant

In March 2026, the Company issued options to a third-party consultant to purchase an aggregate of 50,000 shares of the Company’s common stock, with an exercise price of $5.00 per share and an aggregate grant date fair value of $169,200 (the “2026 Consultant Grant”), all of which vested immediately upon the grant date. As such, the entire grant date fair value was expensed to general and administrative expense on the date of grant.

2025 Grant

In September 2025, the Company approved options to a consultant to purchase an aggregate of 219,693 shares of the Company’s common stock, with an exercise price of $4.40 per share and an aggregate grant date fair value of $336,500 (the “2025 Consultant Grant”). On April 6, 2026, the Company and the Consultant executed an amendment to the notice of stock option grant dated September 8, 2025, which removed both performance-based vesting conditions and replaced them with a single service-based condition. Under the amended terms, 109,846 options now vest in equal monthly installments over 48 months beginning on the last day of April 2026, subject to the Consultant’s continued service. The modification date was April 6, 2026 and the incremental compensation cost resulting from the modification was $401,712, which will be recognized on a straight-line basis over the vesting period. No compensation cost had previously been recognized for these options. Terms related to the other 109,847 options were not modified and therefore those options continue to be accounted for according to the original terms.

A summary of stock option activity during the three and six months ended June 30, 2026, is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2026	1,428,006	$4.40
Granted	104,923	4.69
Exercised	-	-
Expired	-	-
Forfeited	-	-
Outstanding as of June 30, 2026	1,532,929	$4.42	9.2	$889,758

Exercisable as of June 30, 2026	464,480	$4.46	9.3	$248,688

The Company estimated the fair value of the stock options granted using the Black-Scholes valuation model with the following assumptions:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Risk-free interest rate	4.05%	N/A	3.94%-4.05%	N/A
Expected term (years)	5.73	N/A	5.00-5.73	N/A
Expected volatility	0.00%	N/A	0.00%-0.00%	N/A
Expected dividends	0%	N/A	0%	N/A

The Company recognized stock-based compensation expense related to stock options of $193,806 for the three months ended June 30, 2026, of which $56,339 was included within research and development expense and $137,467 was included within general and administrative expense on the condensed consolidated statements of operations. The Company recognized stock-based compensation expense related to stock options of $539,202 for the six months ended June 30, 2026, of which $95,068 was included within research and development expense and $444,134, including $169,200 for the 2026 Grant, was included within general and administrative expense on the condensed consolidated statements of operations. The Company did not recognize stock-based compensation expense during the three and six months ended June 30, 2025.

As of June 30, 2026, there was $2,294,933 of unrecognized stock-based compensation expense that will be recognized over the weighted average remaining vesting period of 3.19 years. The options granted during the three and six months ended June 30, 2026 have a weighted average grant date fair value per share of $3.66 and $3.53, respectively.

8. STOCK-BASED COMPENSATION

2025 Equity Incentive Plan

On February 11, 2025, the Company adopted the 2025 Equity Incentive Plan (the “2025 Plan”), which provides for the issuance of incentive awards of stock options, restricted stock awards, restricted stock units, stock appreciation rights and performance awards. The 2025 Plan was approved by the Company’s stockholders and Board of Directors on February 11, 2025 Awards under the 2025 Plan may be issued, at the discretion of the Board of Directors, to officers, key employees, consultants and directors of the Company and its subsidiaries.

The number of shares reserved for issuance under the 2025 Plan will increase, subject to approval by the board of directors, on February 11 of each of the years ending 2026 through 2035 by the number of shares equal to the lesser of 4% of the total number of outstanding shares of the Company’s common stock as of December 31 (calculated on a fully diluted and as-converted basis), or a number as may be determined by the Company’s board of directors.

As of December 31, 2025, up to 1,938,468 shares of common stock are reserved under the 2025 Plan and options have been granted for the purchase of 1,482,929 shares of common stock. Repricing outstanding stock awards is not permitted without the approval of the Company’s stockholders, except for certain proportionate capitalization adjustments as set forth in the 2025 Plan. The 2025 Plan terminates on February 11, 2035.

Stock Options

On September 8, 2025, the Company granted stock options to purchase an aggregate of 1,482,929 shares of the Company’s common stock to various directors, officers, and a consultant at an exercise price of $4.40 per share. The components of the grants are further described below.

The Company granted its Chief Financial Officer an option to purchase an aggregate of 192,231 shares of the Company’s common stock, with an exercise price of $4.40 per share and an aggregate grant date fair value of $392,500, of which 50% was expensed immediately on the grant date because 50% of the options vested immediately. The remaining 50% vests in equal monthly increments over 48 months, so the remaining expense will be recognized ratably over the requisite service period of 48 months.

The Company granted various directors and officers options to purchase an aggregate of 1,071,005 shares of the Company’s common stock, with an exercise price of $4.40 per share and an aggregate grant date fair value of $2,231,900 which will be recognized ratably over the requisite service periods. The options vest in equal monthly installments on the last day of each calendar month over 48 months.

The Company granted a consultant (the “Consultant”) options to purchase an aggregate of 219,693 shares of the Company’s common stock, with an exercise price of $4.40 per share and an aggregate grant date fair value of $336,500 (the “Consultant Grant”). Of the Consultant Grant, 32,954 options, or 15% of the total, vested on the date of grant. Further, 32,954 options, or 15% of the total, will vest on the first anniversary of the grant date, and 43,939 shares, or 20% of the total, will vest in thirty-six equal monthly increments on the last day of each month beginning on the first anniversary of the grant date, provided the Consultant remains a consultant to the Company as of each such date. The remaining 109,846 options under the Consultant Grant, or 50% of the total, are subject to two performance-based vesting conditions. These performance-based vesting conditions include (i) if the first patient being dosed in the Phase 1 investigator-led study occurs prior to September 1, 2025, 54,923 of the options, or 25% of the total, would vest on such date; and (ii) if the last patient is dosed in the Phase 1 investigator-led study prior to March 31, 2027, 54,923 of the options, or 25% of the total, will vest on that date. If either of the milestone dates are not met for reasons outside the Consultant’s control, then the Company’s Board of Directors and Consultant will have good faith discussions on setting new milestones.

Of the Consultant Grant, 54,923 options, or 25% of the total, related to the September 1, 2025 performance condition was deemed not granted as of September 8, 2025 because the milestone was not met and, in accordance with the option award, the Company and the Consultant may negotiate in good faith on a new milestone. Because of this discretionary clause, the Company determined that the options related to this tranche do not have an established grant date since there is no mutual understanding between the parties of the new milestone, which is considered a key term. As a result, only 164,770 options are presented as granted related to the Consultant’s award during year ended December 31, 2025.

For the purposes of disclosure, as indicated above, 54,923, or 25% of the total options awarded under the Consultant Grant were not deemed granted. As a result, the total amount of options granted of 1,482,929 has been reduced by these 54,923 options resulting in 1,428,006 options granted.

A summary of stock option activity during the year ended December 31, 2025, is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2025	-	$-
Granted	1,428,006	4.40
Exercised	-	-
Expired	-	-
Forfeited	-	4.40
Outstanding as of December 31, 2025	1,428,006	$4.40	9.9	$856,804

Exercisable as of December 31, 2025	226,329	$4.40	9.7	$135,798

The Company estimated the fair value of the stock options granted using the Black-Scholes valuation model with the following assumptions:

	For the Year Ended
	December 31,
	2025	2024
Risk-free interest rate	3.62% - 3.67%	N/A
Expected term (years)	5.50 - 6.00	N/A
Expected volatility	95% - 97%	N/A
Expected dividends	0%	N/A

The Company recognized stock-based compensation expense related to stock options of $496,864 for the year ended December 31, 2025, of which $117,304 was included within research and development expenses and $379,560 was included within general and administrative expenses on the consolidated statements of operations.

As of December 31, 2025, there was $2,464,036 of unrecognized stock-based compensation expense that will be recognized over the weighted average remaining vesting period of 3.69 years and $112,155 of unrecognized stock-based compensation expense related to the 54,923 option grant to the Consultant that is subject to the March 31, 2027 performance-based vesting condition as the Company has determined that the performance condition related to the Consultant Grant is not probable of occurring as of December 31, 2025. The options granted during the 2025 period have a weighted average grant date fair value per share of $2.07.